Income Taxes Effects of Temporary Differences That Comprise Net Deffered Income Tax Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effects of Temporary Differences that Comprise Net Deferred Income Tax Liability [Abstract]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	$ 5	$ 0	$ 0
Deferred income tax assets:
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	116	217
Pension and other postretirement benefits	47	57
Long term debt	53	108
Other	111	104
Deferred Tax Assets, Gross	327	486
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	(84)	(74)
Net deferred income tax assets	243	412
Deferred income tax liabilities:
Properties, plants and equipment	(1,583)	(1,624)
Inventory	(153)	(302)
Investments in unconsolidated affiliates	(2,530)	(2,245)
Deferred Tax Liabilities, Intangible Assets	(355)	(180)
Other	(32)	(45)
Deferred Tax Liabilities, Gross	4,653	4,396
Deferred Tax Liabilities	(4,410)	(3,984)	$ (3,696)
Deferred Tax Liabilities, Net, Current	(85)	(119)
DEFERRED INCOME TAXES	4,325	3,865
Increase in Tax Liability Attributable to Susser Acquisition	$ 488	$ 0